Segments Disclosures	12 Months Ended
Dec. 31, 2021
Disclosure of operating segments [abstract]
Segments Disclosures	Segment Disclosures
A. Description of Reportable Segments
The Company has six reportable segments as described in Note 1.
The following tables provides each segment's results in the format that the CODM reviews the Company's segments to make operating decisions and assess performance. The CODM assesses the performance of the operating segments based on a measure of adjusted EBITDA. This measurement basis represents earnings before income taxes, adjusted for the effects of: depreciation of property, plant and equipment and amortization of intangibles, depreciation of right‐of‐use assets, finance lease income, unrealized mark-to-market gains or losses and unrealized foreign exchange gains or losses on commodity transactions, depreciation on our mining equipment included in fuel and purchased power, interest income recorded on the prepaid funds, write-down of coal inventory and parts and material inventory related to the Highvale mine and coal operations at our natural gas converted facilities, going off-coal which resulted in the remaining coal supply payments on the existing coal supply agreement being recognized as an onerous contract, impairment charges, share of (profit) loss of joint venture, and other costs or income adjustments. The tables below show the reconciliation of the total segmented results and adjusted EBITDA to the statement of earnings (loss) reported under IFRS. Prior periods have been adjusted for comparable purposes.
For internal reporting purpose, the earnings information from the Company's investment in Skookumchuck has been presented in the Wind and Solar segment on a proportionate basis. Information on a proportionate basis reflects the Company's share of Skookumchuck's statement of earnings on a line-by-line basis. Proportionate financial information is not, and is not intended to be, presented in accordance with IFRS. Under IFRS, the investment in Skookumchuck has been accounted for as a joint venture using the equity method.
B. Reported Adjusted Segment Earnings (Loss) and Segment Assets
I. Reconciliation of Adjusted EBITDA to Earnings before Income Tax

Year ended Dec. 31, 2021	Hydro	Wind & Solar(1)	Gas(2)	Energy Transition(3)	Energy Marketing	Corporate	Total	Equity investments(1)	Reclass adjustments	IFRS financials
Revenues	383	323	1,109	709	211	4	2,739	(18)	—	2,721
Reclassifications and adjustments:
Unrealized mark-to-market (gain) loss	—	25	(40)	19	(38)	—	(34)	—	34	—
Decrease in finance lease receivable	—	—	41	—	—	—	41	—	(41)	—
Finance lease income	—	—	25	—	—	—	25	—	(25)	—
Unrealized foreign exchange gain on commodity	—	—	(3)	—	—	—	(3)	—	3	—
Adjusted revenues	383	348	1,132	728	173	4	2,768	(18)	(29)	2,721
Fuel and purchased power	16	17	457	560	—	4	1,054	—	—	1,054
Reclassifications and adjustments:
Australian interest income	—	—	(4)	—	—	—	(4)	—	4	—
Mine depreciation	—	—	(79)	(111)	—	—	(190)	—	190	—
Coal inventory write-down	—	—	—	(17)	—	—	(17)	—	17	—
Adjusted fuel and purchased power	16	17	374	432	—	4	843	—	211	1,054
Carbon compliance(4)	—	—	118	60	—	—	178	—	—	178
Gross margin	367	331	640	236	173	—	1,747	(18)	(240)	1,489
OM&A	42	59	175	117	36	84	513	(2)	—	511
Reclassifications and adjustments:
Parts and materials write-down	—	—	(2)	(26)	—	—	(28)	—	28	—
Curtailment gain	—	—	—	6	—	—	6	—	(6)	—
Adjusted OM&A	42	59	173	97	36	84	491	(2)	22	511
Taxes, other than income taxes	3	10	13	6	—	1	33	(1)	—	32
Net other operating expense (income)	—	—	(40)	48	—	—	8	—	—	8
Reclassifications and adjustments:
Royalty onerous contract and contract termination penalties	—	—	—	(48)	—	—	(48)	—	48	—
Adjusted net other operating income	—	—	(40)	—	—	—	(40)	—	48	8
Adjusted EBITDA	322	262	494	133	137	(85)	1,263
Equity income from associate										9
Finance lease income										25
Depreciation and amortization										(529)
Asset impairment										(648)
Net interest expense(6)										(245)
Foreign exchange gain										16
Gain on sale of assets and other										54
Loss before income taxes										(380)
(1) Skookumchuck has been included on a proportionate basis in the Wind and Solar segment.
(2) Includes the segments previously known as Australian Gas and North American Gas and the gas generation assets from the segment previously known as Alberta Thermal.
(3) Includes the segment previously known as Centralia and the coal generation assets from the segment previously known as Alberta Thermal.
(4) As of the first quarter of 2021, carbon compliance costs have been reclassified from fuel and purchase power costs and disclosed separately. Prior periods have been adjusted for comparative purposes.
(5) Adjusted EBITDA is not defined and has no standardized meaning under IFRS.
(6) Includes accretion by segment and interest expense is not allocated as its related to Corporate debt and borrowings.

Year ended Dec. 31, 2020	Hydro	Wind & Solar(1)	Gas(2)	Energy Transition(3)	Energy Marketing	Corporate	Total	Equity accounted investments(1)	Reclass adjustments	IFRS financials
Revenues	152	332	787	704	122	7	2,104	(3)	—	2,101
Reclassifications and adjustments:
Unrealized mark-to-market (gain) loss	—	2	33	(14)	21	—	42	—	(42)	—
Decrease in finance lease receivable	—	—	17	—	—	—	17	—	(17)	—
Finance lease income	—	—	7	—	—	—	7	—	(7)	—
Unrealized foreign exchange loss on commodity	—	—	4	—	—	—	4	—	(4)	—
Adjusted revenues	152	334	848	690	143	7	2,174	(3)	(70)	2,101
Fuel and purchased power	8	25	325	435	—	12	805	—	—	805
Reclassifications and adjustments:
Australian interest income	—	—	(4)	—	—	—	(4)	—	4	—
Mine depreciation	—	—	(100)	(46)	—	—	(146)	—	146	—
Coal inventory write-down	—	—	—	(37)	—	—	(37)	—	37	—
Adjusted fuel and purchased power	8	25	221	352	—	12	618	—	187	805
Carbon compliance(4)	—	—	120	48	—	(5)	163	—	—	163
Gross margin	144	309	507	290	143	—	1,393	(3)	(257)	1,133
OM&A	37	53	166	106	30	80	472	—	—	472
Taxes, other than income taxes	2	8	13	9	—	1	33	—	—	33
Net other operating expense (income)	—	—	(11)	—	—	—	(11)	—	—	(11)
Reclassifications and adjustments:
Impact of Sheerness going off-coal	—	—	(28)	—	—	—	(28)	—	28	—
Adjusted net other operating income			(39)	—	—	—	(39)	—	28	(11)
Adjusted EBITDA(5)	105	248	367	175	113	(81)	927
Equity income from associate										1
Finance lease income										7
Depreciation and amortization										(654)
Asset impairment										(84)
Net interest expense(6)										(238)
Foreign exchange loss										17
Gain on sale of assets and other										9
Loss before income taxes										(303)
(1) Skookumchuck has been included on a proportionate basis in the Wind and Solar segment.
(2) Includes the segments previously known as Australian Gas and North American Gas and the gas generation assets from the segment previously known as Alberta Thermal.
(3) Includes the segment previously known as Centralia and the coal generation assets from the segment previously known as Alberta Thermal.
(4) As of the first quarter of 2021, carbon compliance costs have been reclassified from fuel and purchase power costs and disclosed separately. Prior periods have been adjusted for comparative purposes.
(5) Adjusted EBITDA is not defined and has no standardized meaning under IFRS.
(6) Includes accretion by segment and interest expense is not allocated as its related to Corporate debt and borrowings.

Year ended Dec. 31, 2019	Hydro	Wind & Solar	Gas(1)	Energy Transition(2)	Energy Marketing	Corporate	Total	Reclass adjustments	IFRS financials
Revenues	156	312	851	905	129	(6)	2,347	—	2,347
Reclassifications and adjustments:
Unrealized mark-to-market (gain) loss	—	(17)	6	(12)	(10)	—	(33)	33	—
Decrease in finance lease receivable	—	—	24	—	—	—	24	(24)	—
Finance lease income	—	—	6	—	—	—	6	(6)	—
Adjusted revenues	156	295	887	893	119	(6)	2,344	3	2,347
Fuel and purchased power	7	16	315	539	—	4	881	—	881
Reclassifications and adjustments:
Australian interest income	—	—	(4)	—	—	—	(4)	4	—
Mine depreciation	—	—	(81)	(40)	—	—	(121)	121	—
Adjusted fuel and purchased power	7	16	230	499	—	4	756	125	881
Carbon compliance	—	—	138	77	—	(10)	205	—	205
Gross margin	149	279	519	317	119	—	1,383	(122)	1,261
OM&A	36	50	162	124	30	73	475	—	475
Taxes, other than income taxes	3	8	9	8	—	1	29	—	29
Net other operating expense (income)	—	(10)	(41)	—	—	2	(49)	—	(49)
Termination of Sundance B and C PPAs	—	—	(14)	(42)	—	—	(56)	—	(56)
Adjusted EBITDA(3)	110	231	403	227	89	(76)	984
Finance lease income									6
Depreciation and amortization									(590)
Asset impairment									(25)
Gain on termination of Keephills 3 coal rights contract									88
Net interest expense(4)									(179)
Foreign exchange loss									(15)
Gain on sale of assets and other									46
Earnings before income taxes									193
(1) Includes the segments previously known as Australian Gas and North American Gas and the gas generation assets from the segment previously known as Alberta Thermal.
(2) Includes the segment previously known as Centralia and the coal generation assets from the segment previously known as Alberta Thermal.
(3) Adjusted EBITDA is not defined and has no standardized meaning under IFRS.
(4) Includes accretion by segment and interest expense is not allocated as its related to Corporate debt and borrowings.
II. Selected Consolidated Statements of Financial Position Information

As at Dec. 31, 2021	Hydro	Wind and Solar	Gas(1)	Energy Transition(2)	Energy Marketing	Corporate	Total
PP&E	466	2,304	2,036	481	—	33	5,320
Right-of-use assets	5	64	7	1	—	18	95
Intangible assets	3	147	56	9	5	36	256
Goodwill	258	175	—	—	30	—	463

As at Dec. 31, 2020	Hydro	Wind and Solar	Gas(1)	Energy Transition(2)	Energy Marketing	Corporate	Total
PP&E	467	2,005	2,102	1,232	—	16	5,822
Right-of-use assets	6	55	5	53	—	22	141
Intangible assets	4	159	66	36	7	41	313
Goodwill	258	175	—	—	30	—	463
(1) Includes the segments previously known as Australian Gas and North American Gas and the gas generation assets from the segment previously known as Alberta Thermal.
(2) Includes the segment previously known as Centralia and the coal generation assets from the segment previously known as Alberta Thermal.

III. Selected Consolidated Statements of Cash Flows Information
Additions to non-current assets are as follows:

Year ended Dec. 31, 2021	Hydro	Wind and Solar	Gas(1)	Energy Transition(2)	Energy Marketing	Corporate	Total
Additions to non-current assets:
PP&E	29	166	167	90	—	28	480
Intangible assets	—	—	—	1	—	8	9

Year ended Dec. 31, 2020	Hydro	Wind and Solar	Gas(1)	Energy Transition(2)	Energy Marketing	Corporate	Total
Additions to non-current assets:
PP&E	22	174	199	78	—	13	486
Intangible assets	—	—	—	1	—	13	14

Year ended Dec. 31, 2019	Hydro	Wind and Solar	Gas(1)	Energy Transition(2)	Energy Marketing	Corporate	Total
Additions to non-current assets:
PP&E	23	229	74	90	—	1	417
Intangible assets	—	—	—	2	—	12	14
(1) Includes the segments previously known as Australian Gas and North American Gas and the gas generation assets from the segment previously known as Alberta Thermal.
(2) Includes the segment previously known as Centralia and the coal generation assets from the segment previously known as Alberta Thermal.
IV. Depreciation and Amortization on the Consolidated Statements of Cash Flows
The reconciliation between depreciation and amortization reported on the Consolidated Statements of Earnings (Loss) and the Consolidated Statements of Cash Flows is presented below:

Year ended Dec. 31	2021	2020	2019
Depreciation and amortization expense on the Consolidated Statements of Earnings (Loss)	529	654	590
Depreciation included in fuel, carbon compliance and purchased power (Note 6)	190	144	119
Depreciation and amortization on the Consolidated Statements of Cash Flows	719	798	709

C. Geographic Information
I. Revenues

Year ended Dec. 31	2021	2020	2019
Canada	1,854	1,227	1,460
US	731	716	727
Australia	136	158	160
Total revenue	2,721	2,101	2,347
II. Non-Current Assets

	Property, plant and equipment		Right-of-use assets		Intangible assets		Other assets
As at Dec. 31	2021	2020	2021	2020	2021	2020	2021	2020
Canada	4,051	4,661	52	107	141	185	15	74
US	860	737	39	30	85	94	61	61
Australia	409	424	4	4	30	34	66	71
Total	5,320	5,822	95	141	256	313	142	206

D. Significant Customer
During the year ended Dec. 31, 2021, sales to the AESO represent 35 per cent of the Company’s total revenue (2020 — sales to the AESO represented 15 per cent of the Company’s total revenue). There were no other companies greater than 10 per cent of the Company's total revenue.